UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                             Investment Company Act
                              file number 811-6027

                              KAVILCO INCORPORATED
               (Exact name of registrant as specified in charter)

                        600 UNIVERSITY STREET, SUITE 3010
                         SEATTLE, WASHINGTON 98101-1129
               (Address of Principal executive offices) (Zip Code)

Registrant's telephone number, including area code: (206) 624-6166

Date of fiscal year end: December 31

Date of reporting period: September 30, 2004


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ITEM 1. SCHEDULE OF INVESTMENTS


                                        PRINCIPAL
                                        AMOUNT/SHARES   VALUE
--------------------------------------------------------------------
U.S. GOVERNMENT SECURITIES- 8.9%
 U.S. Treasury Notes, 1.500% due
  March 31, 2006			1,000,000 	986,875
 Federal National Mortgage Association,
  6.210% due November 7, 2007		1,000,000 	1,086,871
 Federal National Mortgage Association,
  6.150% due December 10, 2007		1,000,000 	1,086,630
							---------
Total U.S. Government Securities
(adjusted cost $2,992,313)				3,160,376
							---------
COMMERCIAL PAPER - 50%
 The Sherwin-Williams Co., 1.570% due
  October 5, 2004			1,000,000	  999,825
 Caterpiller Inc., 1.670% due
  October 7, 2004			1,500,000	1,499,582
 John Hancock Financial Services,
  1.600% due October 12, 2004		1,000,000	  999,511
 Pfizer Inc., 1.520% due
  October 12, 2004			2,000,000	1,999,070
 IBM Company, 1.510% due
  October 18, 2004			1,000,000	  999,286
 Pepsico Inc., 1.660% due
  October 18, 2004			1,000,000	  999,216
 Hewlett-Packard Co., 1.700% due
  October 29, 2004			1,000,000	  998,677
 Hitachi of America, 1.650% due
  October 29, 2004			1,000,000	  998,716
 Archer-Daniels-Midland, 1.560% due
  October 31, 2004			1,000,000	  999,049
 Deere & Co., 1,860% due
  November 2, 2004			1,000,000	  998,346
 American Honda Finance, 1.690% due
  November 3, 2004			1,000,000	  998,450
 Metlife Inc., 1.620% due
  November 10, 2004			1,000,000	  998,199
 The Coca-Cola Co., 1.750% due
  November 12, 2004			1,000,000	  997,958
 Boston Scientific Corporation,
  1.750% due November 15, 2004		1,000,000	  997,811
 Marsh & McLennan, 1.740% due
  November 16, 2004			1,200,000	1,197,331
 May Department Stores, 1.820% due
  November 16, 2004			1,000,000	  997,674
							---------
Total Commercial Paper
(adjusted cost $17,678,701)			       17,678,701
						       ----------
CORPORATE OBLIGATIONS - 36.9%
Banking - 8.2%
 Chemical Bank Corp., 7.875% due
  July 15, 2006				1,000,000 	1,084,506
Beverage (soft drink) - 6.7%
 Coca-Cola Enterprises, 8.50% due
  February 1, 2012			  700,000 	  877,356
Diversified financial services - 8.9%
 General Electric Capital Corp.,
  8.50% due July 24, 2008		1,000,000 	1,169,208
Electric utility - 1.5%
 Potomac Electric Power, 6.50% due
  March 15, 2008			  190,000 	  206,283
Entertainment - 2.3%
 Walt Disney Co., 5.80% due
  October 27, 2008			  290,000 	  306,825
Finance - auto loans - 6.5%
 General Motors Acceptance Corp.,
  6.625% due October 15, 2005		  827,000 	  855,722
Food Processing - 10.8%
 Heinz Corp., 6.00% due March 15, 2008	  229,000 	  247,474
 Hershey Foods Corp., 6.95% due
  August 15, 2012			1,000,000 	1,166,787
Petroleum (integrated) - 7.6%
 Texaco Capital Inc., 5.70% due
  December 1, 2008			  975,000 	  999,874
Retail store - 9.6%
 Dayton Hudson, 8.60% due
  January 15, 2012			  100,000 	  125,152
 Wal-Mart Stores, 6.875% due
  August 10, 2009			1,000,000 	1,134,109
Securities brokerage - 25.0%
 Bear Stearns Co. Inc., 7.625% due
  December 7, 2009			1,000,000 	1,158,887
 Merrill Lynch & Co., 6.375% due
  October 15, 2008			1,000,000 	1,091,597
 Paine Webber Group, Inc. 8.875% due
  March 15, 2005			1,000,000 	1,028,939
Telecommunication services - 12.3%
 GTE Corp., 6.460% due April 15, 2008	  500,000 	  540,431
 Pacific Bell, 6.125% due
  February 15, 2008			1,000,000 	1,076,912
							---------
Total Corporate Obligations
(adjusted cost $11,706,738)			       13,070,062
						       ----------

COMMON STOCK - 0.8% of net assets
Computer Software & Services - 1.15%
 Microsoft Corp. 			    5,440 	  150,416
Drug Industry - .13%
 Merck & Co Inc				      550 	   18,150
Gold/Silver Mining - .66%
 Barrick Gold				    1,200 	   25,248
 Coeur d' Alene Mines Corp		    3,000 	   14,220
 Freeport-McMoRan Copper & Gold Inc	      600 	   24,300
 Newmont Mining				      500 	   22,765
Real Estate Investment Trust - .19%
 First Industrial Realty Trust		      700 	   25,830
							---------
Total common stock (cost $198,787)		  	  280,929
							---------

Total investments in securities (identified cost $26,623,491)

TOTAL PORTFOLIO					      $34,190,068
						      -----------

CASH & EQUIVALENTS - 3.4%
Money Market						1,178,675
						      -----------
Total Cash & Equivalents				1,178,675
						      -----------

TOTAL NET ASSETS				      $35,368,743
						      ===========

ITEM 9. CONTROLS AND PROCEDURES
(a) The registrant's President and Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2under the Investment Company Act of 1940) are effective in design and operation and are sufficient to form the basis of the certifications required, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. - EXHIBITS

A separate certification for the Chief Executive Officer and the Chief Financial Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of Kavilco Incorporated and in the capacities and on the dates indicated.

By /s/Louis A. Thompson
Louis A. Thompson
Chief Executive Officer
November 2, 2004

By /s/Scott Burns
Scott Burns
Chief Financial Officer
November 2, 2004